Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities

Details for net cash provided by (used in) investing activities in € THOUS

	2019	2018	2017
Details for acquisitions
Assets acquired	(2,639,432)	(360,375)	(758,720)
Liabilities assumed	260,120	21,122	128,552
Noncontrolling interests subject to put provisions	72,151	11,901	68,069
Noncontrolling interests	65,217	45,319	14,293
Non-cash consideration	26,637	28,530	8,851
Cash paid	(2,215,307)	(253,503)	(538,955)
Less cash acquired	55,210	3,538	17,630
Net cash paid for acquisitions	(2,160,097)	(249,965)	(521,325)

Cash paid for investments	(34,602)	(590,199)	(17,999)
Cash paid for intangible assets	(37,972)	(85,103)	(26,370)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(2,232,671)	(925,267)	(565,694)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed (1)	43,317	1,532,724	157,025
Cash received from divestitures of debt securities	16,623	150,172	256,136
Cash received from repayment of loans	—	79	2,227
Proceeds from divestitures	59,940	1,682,975	415,388
(1)	In 2018, cash received from sale of subsidiaries or other businesses, less cash disposed included a cash payment of €142,593 relating to tax payments in connection with the divestiture of Sound.

Schedule of reconciliation of debt to net cash provided by (used in) financing activities

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS

			Non-cash changes
			Acquisitions	Foreign	Amortization
	January 1,	Cash	(net of	currency	of debt		December 31,
	2019 (1)	Flow	divestitures)	translation	issuance costs	Other(2)	2019

Short-term debt	1,205,294	(70,398)	14,611	618	—	(137)	1,149,988
Short-term debt from related parties	188,900	(167,111)	—	—	—	76	21,865
Long-term debt (excluding Accounts Receivable Facility)(3)	6,115,890	1,285,603	22,815	85,424	15,147	1,108	7,525,987
Accounts Receivable Facility	—	381,430	—	(2,435)	575	—	379,570
Lease liabilities	4,451,081	(671,403)	2,141	81,817	—	718,456	4,582,092
Lease liabilities from related parties	137,494	(16,340)	—	35	—	1,757	122,946
(1)

Line item "Long-term Debt (excluding Accounts Receivable Facility)" as of December 31, 2018, was labeled as “Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)” and included liabilities from capital leases in accordance with IAS 17 of €36,144; As of January 1, 2019, these liabilities have been transferred to the line item “Lease liabilities”. Furthermore, upon the initial application of IFRS 16 as of January 1, 2019, Lease liabilities of €4,414,937 and Lease liabilities from related parties of €137,494 were recognized.

(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties.
(3)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €41,803.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2018:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS

			Non-cash changes
			Acquisitions	Foreign	Amortization
	January 1,	Cash	(net of	currency	of debt	New		December 31,
	2018	Flow	divestitures)	translation	issuance costs	leases	Other	2018

Short-term debt	760,279	444,844	3,046	(2,860)	—	—	(15)	1,205,294
Short-term debt from related parties	9,000	179,900	—	—	—	—	—	188,900
Long-term debt (excluding Accounts Receivable Facility)(1)	6,384,734	(453,717)	8,652	188,165	15,975	6,517	1,708	6,152,034
Accounts Receivable Facility	293,673	(298,912)	—	4,883	356	—	—	—
(1)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €10,099.